Revenue from Contracts with Customers Remaining performance obligations (Tables)	12 Months Ended
Dec. 31, 2019
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Table Text Block]
The following table includes estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the end of the reporting period.

	Twelve months ended
(in thousands)	December 31, 2020	Thereafter	Total

Pharmaceutical product sales	$2,326	$—	$2,326
Medical device sales	$5,473	$6,280	$11,753